Subsequent events - Share buy-back programme (Details) - Share buy-back programme - Subsequent events € in Millions	May 19, 2021 EUR (€) shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares | shares	268,237,246
Maximum amount allocated for purchases | €	€ 340